Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015		Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,409,335		¥ 1,564,484
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	277,471		296,543
Recorded loan balance, Total	[1],[3]	1,686,806		1,861,027
Unpaid principal balance	[1]	1,815,912		1,982,989
Related allowance for credit losses	[1]	607,287		750,321
Accrual TDRs included in impaired loans		867,090	[4]	¥ 832,267	¥ 945,623	¥ 892,823
Impaired loans held for sales		624
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		708,414		¥ 642,408
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		890,900		1,006,333
Recorded loan balance, Not requiring an allowance for credit losses	[2]	234,171		257,215
Recorded loan balance, Total	[3]	1,125,071		1,263,548
Unpaid principal balance		1,174,925		1,312,320
Related allowance for credit losses		424,537		544,224
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		420,860		368,866
Recorded loan balance, Not requiring an allowance for credit losses	[2]	46,876		55,003
Recorded loan balance, Total	[3]	467,736		423,869
Unpaid principal balance		478,453		431,745
Related allowance for credit losses		178,867		181,389
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		20,997		30,537
Recorded loan balance, Not requiring an allowance for credit losses	[2]	12,018		13,298
Recorded loan balance, Total	[3]	33,015		43,835
Unpaid principal balance		33,900		45,323
Related allowance for credit losses		11,515		18,731
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		90,735		141,225
Recorded loan balance, Not requiring an allowance for credit losses	[2]	49,697		63,625
Recorded loan balance, Total	[3]	140,432		204,850
Unpaid principal balance		150,029		212,353
Related allowance for credit losses		32,314		52,814
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		74,459		101,969
Recorded loan balance, Not requiring an allowance for credit losses	[2]	24,766		27,342
Recorded loan balance, Total	[3]	99,225		129,311
Unpaid principal balance		105,429		139,299
Related allowance for credit losses		38,107		54,469
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		205,414		248,932
Recorded loan balance, Not requiring an allowance for credit losses	[2]	61,048		58,633
Recorded loan balance, Total	[3]	266,462		307,565
Unpaid principal balance		277,119		317,614
Related allowance for credit losses		120,945		169,523
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		5,935		8,295
Recorded loan balance, Not requiring an allowance for credit losses	[2]	472		94
Recorded loan balance, Total	[3]	6,407		8,389
Unpaid principal balance		6,773		8,403
Related allowance for credit losses		5,052		6,954
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		21,374		25,443
Recorded loan balance, Not requiring an allowance for credit losses	[2]	11,406		11,509
Recorded loan balance, Total	[3]	32,780		36,952
Unpaid principal balance		34,094		39,292
Related allowance for credit losses		13,886		16,473
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		20,482		36,821
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,621		9,634
Recorded loan balance, Total	[3]	28,103		46,455
Unpaid principal balance		29,962		47,866
Related allowance for credit losses		12,626		26,903
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		30,644		44,245
Recorded loan balance, Not requiring an allowance for credit losses	[2]	20,267		18,077
Recorded loan balance, Total	[3]	50,911		62,322
Unpaid principal balance		59,166		70,425
Related allowance for credit losses		11,225		16,968
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		192,263		193,360
Recorded loan balance, Not requiring an allowance for credit losses	[2]	173		2,360
Recorded loan balance, Total	[3]	192,436		195,720
Unpaid principal balance		192,436		195,935
Related allowance for credit losses		91,579		96,218
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		12,057		18,787
Recorded loan balance, Not requiring an allowance for credit losses	[2]			186
Recorded loan balance, Total	[3]	12,057		18,973
Unpaid principal balance		23,798		32,078
Related allowance for credit losses		3,302		6,111
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		160,382		203,600
Recorded loan balance, Not requiring an allowance for credit losses	[2]	9,429		11,563
Recorded loan balance, Total	[3]	169,811		215,163
Unpaid principal balance		208,969		255,627
Related allowance for credit losses		49,985		70,393
Accrual TDRs included in impaired loans		71,454		99,359
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		90,101		102,852
Recorded loan balance, Not requiring an allowance for credit losses	[2]	604		762
Recorded loan balance, Total	[3]	90,705		103,614
Unpaid principal balance		102,142		115,819
Related allowance for credit losses		25,726		29,244
Accrual TDRs included in impaired loans		44,661		51,834
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		39,510		39,552
Recorded loan balance, Not requiring an allowance for credit losses	[2]	21,216		24,457
Recorded loan balance, Total	[3]	60,726		64,009
Unpaid principal balance		70,457		71,210
Related allowance for credit losses		4,146		4,131
Accrual TDRs included in impaired loans		34,106		¥ 38,666
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		24,122
Recorded loan balance, Not requiring an allowance for credit losses	[2]	11,878
Recorded loan balance, Total	[3]	36,000
Unpaid principal balance		43,185
Related allowance for credit losses		8,012
Accrual TDRs included in impaired loans		¥ 8,455

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of nil and ¥624 million at March 31, 2014 and 2015, respectively.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
[3]	Included in impaired loans at March 31, 2014 and 2015 are accrual TDRs as follows: ¥642,408 million and ¥708,414 million-Commercial; ¥99,359 million and ¥71,454 million-Residential; ¥51,834 million and ¥44,661 million-Card; ¥38,666 million and ¥34,106 million-MUAH; and nil and ¥8,455 million-Krungsri, respectively.
[4]	In the above table, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, for the fiscal year ended March 31, 2015, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2015.
[5]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no impaired loans were stated at March 31, 2014 in the above table.